Other Receivables (Details) - Schedule of other receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
VAT Receivable	$ 82	$ 22
Receivable due for options exercised	191
Security deposits receivable	135	115
Prepayments	375	28
Total	$ 785	$ 165